Pension Plans (Funded Status of Defined Benefit Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Change in benefit obligation:
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax		Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax
Japan
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 111,010		¥ 114,556
Service cost	5,704		6,058		¥ 5,831
Interest cost	731		791		698
Actuarial loss (income)	(6,538)		(3,977)
Plan participant's contributions	0		0
Benefits paid	(4,770)		(4,776)
Business combinations	4,733		0
Plan amendments	(1,111)		(1,642)
Foreign currency exchange rate change	0		0
Benefit obligation at end of year	109,759		111,010		114,556
Change in plan assets:
Fair value of plan assets at beginning of year	137,317	[1]	134,392
Actual return on plan assets	(3,108)		2,819
Employer contribution	4,162		3,909
Plan participant's contributions	0		0
Benefits paid	(3,913)		(3,803)
Business combinations	2,456		0
Plan amendments	(111)		0
Foreign currency exchange rate change	0		0
Fair value of plan assets at end of year	136,803	[1]	137,317	[1]	134,392
The funded status of the plans	27,044		26,307
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	42,337		40,118
Accrued benefit liability included in other liabilities	(15,293)		(13,811)
Net amount recognized	27,044		26,307
Overseas plans
Change in benefit obligation:
Benefit obligation at beginning of year	121,148		128,573
Service cost	3,432		3,947		3,288
Interest cost	2,309		1,329		1,711
Actuarial loss (income)	(25,124)		(18,503)
Plan participant's contributions	334		295
Benefits paid	(1,131)		(1,552)
Business combinations	196		0
Plan amendments	(285)		254
Foreign currency exchange rate change	7,537		6,805
Benefit obligation at end of year	108,416		121,148		128,573
Change in plan assets:
Fair value of plan assets at beginning of year	127,251		119,858
Actual return on plan assets	(15,709)		(836)
Employer contribution	2,927		2,530
Plan participant's contributions	334		295
Benefits paid	(962)		(1,439)
Business combinations	175		0
Plan amendments	0		0
Foreign currency exchange rate change	8,188		6,843
Fair value of plan assets at end of year	122,204		127,251		¥ 119,858
The funded status of the plans	13,788		6,103
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	15,465		7,753
Accrued benefit liability included in other liabilities	(1,677)		(1,650)
Net amount recognized	¥ 13,788		¥ 6,103

[1]	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.